Fair value measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	$ 67	$ 8,453
Change in Fair Value		(8,386)
Balance at the end of the period		67
Warrant [Member]
Changes in the fair value of Level 3 liabilities measured at fair value on recurring basis
Balance at the beginning of the period	67
Change in Fair Value	(67)
Balance at the end of the period	$ 0	$ 67